Reporting entity	12 Months Ended
Dec. 31, 2017
Reporting Entity
Reporting entity
(1)	Reporting entity

Avianca Holdings S.A. (the “Company” or “Avianca Holdings S.A.”), a Panamanian corporation whose registered address is at Calle Aquilino de la Guardia No. 8 IGRA Building, Panama City, Republic of Panama, was incorporated on October 5, 2009 under the name SK Holdings Limited and under the laws of the Commonwealth of the Bahamas. Subsequently, the Company changed its corporate name as follows on March 10, 2010 to AviancaTaca Limited, on January 28, 2011 to AviancaTaca Holding, S.A and on March 3, 2011 changed its registered offices to Panama. In 2011 AviancaTaca listed its shares in the Bolsa de Valores de Colombia (“BVC”) and was listed as PFAVTA: CB. On March 21, 2013 the Company changed its legal name from AviancaTaca Holding S.A. to Avianca Holdings S.A. and its listing name to PFAVH: CB. On November 6, 2013, the Company listed its shares on the New York Stock Exchange (NYSE) and is listed as AVH.

The Company through its subsidiaries is a provider of domestic and international, passenger and cargo air transportation, both in the domestic markets of Colombia, Ecuador, Costa Rica, Nicaragua and Peru and international routes serving North, Central and South America, Europe, and the Caribbean. The Company has entered into a number of bilateral code share alliances with other airlines (whereby selected seats on one carrier’s flights can be marketed under the brand name and commercial code of the other), expanding travel choices to customers worldwide. Marketing alliances typically include: joint frequent flyer program participation; coordination of reservations, ticketing, passenger check-in and baggage handling and transfer of passenger and baggage at any point of connectivity, among others. The code share agreements include Air Canada, United Airlines, Aeromexico, All Nippon Airways, Singapore Airlines, Copa Airlines, OceanAir Linhas Aéreas, S.A., Iberia, Lufthansa, Eva Airways, Air China, Etihad Airways, Silver Airways and Turkish Airlines. Avianca and Taca International (as well as Taca affiliates) and Aerogal are members of Star Alliance, which give customers access to destinations and services offered by Star Alliance network, allowing customers to access all the destinations and services offered by the 28 member airlines of the Star Alliance network. Its members include several of the most recognized airlines worldwide, such as Lufthansa, United Airlines, Thai Airlines, Air Canada, TAP, Singapore Airlines, among others, as well as smaller regional airlines. All of them are committed to meet the highest standards in terms of security and customer service.

Cargo operations are carried out by our subsidiaries and affiliates, including Tampa Cargo S.A.S. The Company also undertakes cargo operations through the use of hold space on passenger flights and dedicated freight aircraft. In certain of the airport hubs, the Company performs ground operations for third-party airlines.

The Company operates a coalition loyalty program, including the frequent flyer program for the airline subsidiaries of Avianca Holdings S.A. named LifeMiles. LifeMiles is designed to build customers loyalty and increase loyalty by offering incentives, among others, to passengers traveling on the participating airline partners for their continued preference. Under the LifeMiles program, the customer earns miles by flying through its air partners, including Star Alliance and by using the services of non–air program partners such as credit cards, hotels, car rentals and other. The miles earned can be exchanged for flights or other partners’ products or services. Customers may redeem their awards through airline members of Star Alliance, which give customers of the Company access to the routes, destinations and services of the Star Alliance network.

As of December 31, 2017 and 2016, Avianca Holdings S.A. had a total fleet consisting of:

	2017			2016
Aircraft	Owned/ Financial Lease	Operating Lease	Total	Owned/ Financial Lease	Operating Lease	Total
Airbus A-318	10	—	10	—	10	10
Airbus A-319	23	5	28	23	7	30
Airbus A-320	37	27	64	34	28	62
Airbus A-321	5	8	13	5	6	11
Airbus A-330	1	9	10	1	8	9
Airbus A-330F	6	—	6	6	—	6
Airbus A-300F-B4F	5	—	5	5	—	5
Boeing 767	—	1	1	—	—	—
Boeing 787-8	7	5	12	6	4	10
ATR-42	2	—	2	2	—	2
ATR-72	15	—	15	15	—	15
Boeing 767F	2	—	2	2	—	2
Cessna Grand Caravan	13	—	13	13	—	13
Embraer E-190	10	—	10	10	2	12

	136	55	191	122	65	187

Cessation of pilot activities affiliated with the Colombian Association of Civil Aviators (ACDAC)

Avianca S.A. (subsidiary of the Avianca Holdings S.A) in compliance with Colombian labor regulations, held between August 23 and September 11, 2017, the stage of direct arrangement between the Company and the Colombian Association of Civil Aviators (ACDAC), without reaching an agreement between the parties concerning the list of demands presented by ACDAC on August 8th, 2017.

During the days 18 to September 26, 2017, additional conversations were held with the mediation of the Ministry of Labor. Despite the multiple economic and regulatory proposals presented by the Company’s Management to the requests of the pilots in the different direct settlement sessions and with the support of the Ministry of Labor, on September 20, 2017 an illegal cease of labor activitiesbegan by pilots of Avianca SA who are affiliated to ACDAC until November 10, 2017, cease that was lifted voluntarily by the general assembly of this union. This cease affected directly the Avianca S.A. operation (subsidiary of the Avianca Holdings group).

After 51 days of cessation of activities by the pilots affiliated to ACDAC, on November 10, 2017 the general assembly of this union decided to lift the strike forward indicating that they would return to their labor activities on November 13, 2017.

Since this date, a reincorporation process has been advanced to guarantee the reincorporation of all the aviators that were in the cease of activities, it is done under the operational rigor standards of Avianca and the Collective Labor Convention. Likewise, the operational recovery plan is being carried out gradually.

Currently, two independent legal processes are being conducted in the competent entities:

1.	Arbitration Court—On September 28, 2017, by resolution No. 3744, the Ministry of Labor convened a compulsory arbitration tribunal to settle differences in economic claims between the Company and ACDAC. On November 22, 2017, the Tribunal was established, consisting of three arbitrators, who held sessions until December 7, on which date they issued an arbitration award which is comparable to a Collective Labor Convention agreement. The Arbitral Award was notified to the Company on December 11, 2017. Upon reviewing the text of the document, the Company requested the Tribunal to clarify the Award and filed a motion for annulment at the same time. This, considering that the Court exceeded its powers by taking decisions that were not within its jurisdiction. To date, the Arbitration Court has not granted such appeal, which must be known by the Labor Chamber of the Supreme Court of Justice.

2.	Statement of illegal cease of activities—On September 25, 2017, the Company filed a lawsuit to declare the illegality of the cease of activities initiated by ACDAC. On October 6, 2017, the Superior Court of Bogota declared the illegality of the cease of activities advanced, a decision against which ACDAC filed an appeal resource, which was known by the Labor Chamber of the Supreme Court of Justice. On November 29, 2017, the Labor Chamber of the Supreme Court of Justice upheld the ruling issued by the Superior Court of Bogota that had declared illegal the cease of activities advanced by ACDAC. Against this decision, ACDAC submitted an application for addition and clarification of the judgment, as well as annulment. On February 5, 2018, Avianca had the procedural opportunity to present its arguments regarding the inadmissibility of the requests made by ACDAC in response to the sentence handed down by the Supreme Court of Justice. As of this date, it is pending that this Corporation will pronounce itself again and thus the decision on the illegality of the cease of activities will be final.

In addition, to date, seven (7) tutelage actions filed by ACDAC associated with the call made by the Ministry of Labor to form an Arbitration Court and the illegality ruling issued by the Superior Court of Bogota have been denied.

This illegal cease of activities by the pilots associated with ACDAC, which lasted 51 days, has a negative impact on the operational revenues for passengers not transported as a result of the decrease in sales of air tickets and cargo transportation, additional costs for compensation to passengers and lower operating costs, estimated at $127 million as of December 31, 2017.